VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Maturities of Finance Leases (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Leases [Abstract]
Year 1	$ 17,579
Year 2	17,557
Year 3	16,419
Year 4	17,557
Year 5	17,606
Thereafter	33,588
Minimum lease payments	120,306
Less: imputed interest	(26,984)
Present value of obligations under capital leases	$ 93,322